Employee Benefits Expense - Schedule of Consolidated Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of service [Member]
Schedule of Consolidated Statements of Comprehensive Income (Loss) [Line Items]
Compensation and benefits		$ 584	$ 505
Share-based compensation
Token-based compensation
Total		584	505
Research and development [Member]
Schedule of Consolidated Statements of Comprehensive Income (Loss) [Line Items]
Compensation and benefits	2,989	2,146	2,053
Share-based compensation	53	191	400
Token-based compensation	169	60	166
Total	3,211	2,397	2,619
Sales and marketing [Member]
Schedule of Consolidated Statements of Comprehensive Income (Loss) [Line Items]
Compensation and benefits	1,070	1,769	1,637
Share-based compensation	(17)	98	443
Token-based compensation	38	30	268
Total	1,091	1,897	2,348
General and administrative [Member]
Schedule of Consolidated Statements of Comprehensive Income (Loss) [Line Items]
Compensation and benefits	3,587	2,617	3,036
Share-based compensation	292	922	1,882
Token-based compensation	430	372	464
Total	$ 4,309	$ 3,911	$ 5,382